Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 313,439,000	$ 387,616,000
Customer accounts and other restricted cash, net of allowance for credit losses of $673 and $4,096, respectively	1,658,279,000	1,376,236,000
Accounts receivable, net of allowance for credit losses of $8,642 and $25,035, respectively	147,780,000	117,410,000
Settlement receivables, net of allowance for credit losses of $4,049 and $5,859, respectively	149,852,000	223,083,000
Prepaid expenses and other current assets	64,497,000	63,252,000
Related party receivables - current	6,492,000	6,271,000
Contingent consideration receivable - current	2,842,000	26,668,000
Total current assets	2,343,181,000	2,200,536,000
Deferred tax assets	21,926,000	17,669,000
Property, plant and equipment, net	14,907,000	18,691,000
Operating lease right-of-use assets	33,118,000	40,187,000
Intangible assets, net	1,202,204,000	1,524,817,000
Goodwill	3,650,037,000	3,481,816,000
Contingent consideration receivable - non-current	0	125,107,000
Other assets – non-current	1,856,000	508,000
Total assets	7,267,229,000	7,409,331,000
Current liabilities
Accounts payable and other liabilities	211,841,000	231,724,000
Short-term debt	10,190,000	15,400,000
Funds payable and amounts due to customers	1,400,057,000	1,552,187,000
Operating lease liabilities – current	8,845,000	8,969,000
Income taxes payable	11,041,000	8,161,000
Contingent and deferred consideration payable – current	13,673,000	5,820,000
Liability for share-based compensation – current	3,360,000	0
Derivative financial liabilities – current	0	2,651,000
Total current liabilities	1,659,007,000	1,824,912,000
Non-current debt	2,748,178,000	3,246,871,000
Related party payables – non-current	0	195,228,000
Operating lease liabilities – non-current	28,008,000	34,540,000
Deferred tax liabilities	64,886,000	122,519,000
Warrant liabilities	35,575,000	0
Derivative financial liabilities - non-current	0	47,547,000
Liability for share-based compensation – non-current	6,664,000	0
Contingent and deferred consideration payable – non-current	17,142,000	3,742,000
Other liabilities – non-current	0	969,000
Total liabilities	4,559,460,000	5,476,328,000
Commitments and contingent liabilities
Shareholder’s equity
Common shares - $0.001 par value; 20,000,000,000 shares authorized and 723,715,147 shares issued and outstanding as of December 31, 2021 Share capital - $0.01 par value; 125,157,540 shares authorized, issued and outstanding as of December 31, 2020	723,000	1,252,000
Additional paid in capital / Share premium	2,949,654,000	2,188,706,000
Accumulated deficit	(376,788,000)	(265,834,000)
Accumulated other comprehensive loss	(3,825,000)	(2,419,000)
Shareholder's equity in the Company	2,569,764,000	1,921,705,000
Non-controlling interest	138,005,000	11,298,000
Total shareholder's equity	2,707,769,000	1,933,003,000
Total liabilities and shareholder’s equity	$ 7,267,229,000	$ 7,409,331,000